Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (3,783,388)	$ (846,832)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	591	645
Change in fair value of warrant liability	1,084,052	(6,409)
Noncash interest expense	961,680
Issuance of common stock in lieu of deferred compensation, net of gain	340,932
Changes in operating assets and liabilities
Deferred costs	(2,330,738)
Accounts payable	775,101	158,172
Accrued expenses and other current liabilities	(773,922)	475,980
Net cash used in operating activities	(3,725,692)	(218,444)
Cash flows from financing activities
Proceeds from issuance of convertible promissory notes	3,110,000	100,000
Proceeds from business combination, net of costs	9,375,961
Net cash provided by financing activities	12,485,961	100,000
Net increase (decrease) in cash	8,760,269	(118,444)
Cash, beginning of year	193	118,637
Cash, end of year	8,760,462	193
Supplemental disclosures of cash flow information:
Cash paid for taxes	800	800
Cash paid for interest	327,076
Supplemental schedule of noncash financing and investing activities:
Conversion of convertible promissory note into accrued legal liability		1,200,000
Conversion of convertible promissory notes into common stock	6,875,088
Payment of certain deferred costs from proceeds from business combination	$ 1,000,000